UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  March 31, 2015

Item 1. Reports to Stockholders.

Semi-Annual	SHENKMAN FLOATING RATE
Report	HIGH INCOME FUND
March 31, 2015	SHENKMAN SHORT DURATION
HIGH INCOME FUND

Each a series of Advisors Series Trust (the “Trust”)

SHENKMAN	Institutional
FLOATING RATE	Class
HIGH INCOME FUND	(SFHIX)

SHENKMAN				Institutional
SHORT DURATION	Class A	Class C	Class F	Class
HIGH INCOME FUND	(SCFAX)	(SCFCX)	(SCFFX)	(SCFIX)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-SHENKMAN (1-855-743-6562)

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2015
Dear Shareholder,

The launch of the Shenkman Floating Rate High Income Fund (the “Fund”) on October 15, 2015 coincided with the beginning of a challenging period in global credit markets. At the end of 2014, the global drop of commodity prices, geopolitical uncertainty, currency volatility and deflation fears triggered a selloff of credit products that spread broadly across the market. Amid this challenging backdrop, the S&P/LSTA Leveraged Loan Index posted a 51bps drop in the fourth quarter—declining 1.25% in December alone. As the calendar turned, and the “fear trade” retreated, as measured by the S&P/LSTA Leveraged Loan Index, recovered with a 2.13% gain in 1Q15.

Fund Performance

The Shenkman Floating Rate High Income Fund seeks to generate high current income through active selection of investments in the leveraged loan universe.  The Fund targets investing 15-20% of assets in cash and short duration bonds.  Importantly, we invest in these bonds to attempt to improve our ability to provide liquidity.  This allocation provided a positive contribution to returns in the fourth quarter of 2014 but, perhaps not surprisingly given the market’s strong rebound, detracted from performance in the first quarter of 2015. As of March 31, 83.13% of the fund assets were deployed in bank loans and 16.18% in high yield bonds; the portfolio maintained a modest 68bps cash balance as of March 31, 2015 2015.

The Shenkman Floating Rate High Income Fund returned 1.85% from October 15, 2014 through March 31, 2015. With the heightened volatility at the end of last year (as discussed below), the fund earned the balance of its gains in 2015—up 1.97% in the quarter ending March 31, 2015. From a sector standpoint, exposure to Utilities and Media & Cable drove positive performance while Oil & Gas and Electronics detracted from returns. The Fund’s three largest industry sectors include Business Equipment & Services, Healthcare and Cable & Satellite.  As of March 31, 2015, the Fund’s average price was $99.17 with a current yield of 5.20% and yield-to-worst of 5.52%.  As diversification remains a key factor in mitigating risk, the portfolio remains well-diversified, with investments in 193 issuers across 32 industries as of March 31, 2015.

Market Commentary – Since Inception

From October 15, 2014 through March 31, 2015, the LSTA/S&P Leveraged Loan Index (“the index”) posted a return of 1.82%.  Over that timeframe, as mentioned above, the Shenkman Floating Rate High Income Fund returned a similar 1.85%. Not surprisingly given the strong recovery in 1Q15, lower rated credits posted the highest returns in the index for the period. CCC loans gained 2.91%, while Single B’s and Double B’s returned 1.63% and 2.72%, respectively.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2015

Total supply increased $90.9bn since the launch of Shenkman Floating Rate High Income Fund through March 31, 2015. This figure compares to $206bn in the equivalent year-earlier period.  The pace of new supply reflected a proverbial “tale of two halves” in the last six months. New issuance increased in 1Q15 to $56.1bn (institutional) compared to the three-year low of $43.4bn in 4Q14. Supply in 1Q 2015 nevertheless notably trailed $129bn of new loans in the year-earlier period.

Mergers and Acquisitions (“M&A”) have proven to be a major driver of the loan market. From October 15, 2014 through March 31, 2015, the market has seen $31bn of acquisition-related issuance, representing nearly 35% of new supply. Two large transactions—Dollar Tree ($6.2bn) and Valeant Pharmaceuticals ($5.15bn)—priced in recent months. Leveraged Buyouts (“LBOs”) have been a meaningful contributor to the market as well, with roughly $29bn of issuance from October 15, 2015 through the end of the first quarter of 2015.

Refinancing activity has slowed markedly over the last six months. Since the inception of the fund, companies refinanced just $13.3bn of loans compared to $78.1bn in the year-earlier period. The pullback reflects the slowing of activity at the end of last year. With the market on firmer footing now, we expect more companies will look to re-price and/or extend their bank debt in the remainder of 2015.

Significant loan repayments have impacted the market in recent months as well. One of the more visible transactions included $6.3bn of Term Loan repayments related to the Kraft acquisition by Heinz (backed by sponsors 3G and partially funded by Berkshire Hathaway).

With various “puts-and-takes” over the last several months, the S&P/LSTA universe inched up $7.6bn to $838bn at the end of 1Q 2015 versus $830bn at the end of 1Q 2014.

Again, supply has picked up in 2015, but remains solidly below the year-earlier period. In our view, heightened regulatory oversight has begun to constrain supply. In short, the Office of the Controller of the Currency (OCC) and Fed have been pushing for stricter guidelines for levered loans, specifically targeting deals with leverage greater than 6.0x.

With greater government scrutiny, it seems fewer deals are meeting underwriting standards and those that do are being financed with less leverage. As evidence, pro forma leverage multiples for large LBOs (minimum $50mn earnings before interest, taxes, depreciation, and amortization (EBITDA) have declined to 5.6x at the end of 1Q15 compared to a peak of 6.3x at the end of 3Q14. Further, of Private Equity sponsored LBOs, only 3.5% of new deals thus far in 2015 have had initial leverage higher than 6.75x compared to 34.7% in 2014.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2015

On the demand side, investors have taken roughly $21.2bn from retail loan funds from 10/15/2014 through 3/31/2015. The rate of outflows has decelerated in recent months, however, as investors pulled $3.8bn from retail loan funds in 1Q15 compared to $12.4bn of outflows in 4Q14. The continued migration of retail dollars away from the loan market may stem from increasingly “dovish” commentary from the Federal Reserve. Investors appear to be betting the rate environment will remain benign for the time being.

Collateralized Loan Obligation (“CLO”) issuance remains robust, with $61.5bn of new vehicles priced from October 2014 through the end of March 2015. March represented a record month, with $14.8bn of total deals. This topped the previous monthly high of $13.78bn in June 2014. We expect CLO underwriting may slow in the back half of 2015 as heightened government oversight squeeze equity returns for investors. We believe this dynamic will likely favor established CLO managers like Shenkman Capital.

March represented the second consecutive month without a default in the S&P/LSTA Leveraged Loan Index. With the much anticipated Caesars bankruptcy, the trailing 12 month default rate crept up to 3.79% in March from 3.24% at year end 2014. Energy Future Holdings (formerly TXU) continued to skew these figures, contributing 3.2% to the March reading. With an improving macro backdrop, ample liquidity and lack of near-term maturities, loan defaults should remain low for the near-term. Of note, only 2.4% of the S&P/LSTA Leveraged Loan Index matures by the end of 2016, providing little near-term refinancing risk.

From a sector standpoint, Oil & Gas has been particularly volatile since the Shenkman Floating Rate High Income Fund launch. With the unanticipated drop of oil in late 2014, the Oil & Gas sector of the S&P/LSTA Leveraged Loan Index dropped 9.11% in December and 4.02% in January 2015. The sector retraced some of these losses with a 5.48% gain in February. Despite the pronounced volatility, we would note that Oil & Gas comprise a relatively small part of the Index—just 4.8% at the end of March.  Opportunities continued to abound in the space, though, as Oil & Gas loans make up 39.6% of the Index’s distressed levels (those loans with yield of Libor+1000 or higher).

Outlook

The loan market appears fundamentally and technically sound as we progress through 2015. First, muted domestic growth, plunging commodity prices, lack of inflation and global uncertainty appear to create a favorable backdrop for credit products.

Second, we believe the loan market continues to provide attractive total return potential. As noted above, the average dollar price of the Index moved higher in the quarter, but remains solidly below par at 96.98. With the yield-

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2015

to-maturity of the JP Morgan Leveraged Loan Index at around 5.61%, loans look attractive on an absolute and relative value basis.

Additionally, supply of new paper will likely remain muted as heightened regulatory oversight reverberates through the market. Again, with fewer deals meeting underwriting standards, we expect existing loans should get a boost due to favorable supply/demand dynamics.

Finally, we continue to expect the rate environment to remain favorable for yield instruments.  Despite years of exceptionally accommodative policies—including near-zero interest rates and Quantitative Easing bond buying—growth in the U.S. has remained tepid. U.S. Gross Domestic Product has not exceeded 3% over the last six years, the longest sub-3% period in American history. The Federal Reserve has shifted its rhetoric from patience to flexibility, but recent economic data seems out-of-step with a near-term rate hike. The ISM Manufacturing Index fell to 51.5 in March from 52.9 in February and durable goods orders unexpectedly shrank by 1.4% in February. March employment data—with an anemic 126,000 jobs created in the month—seem to further undercut the rationale for an imminent hike. While a muted rate environment helps bonds more than loans, we believe it should nevertheless benefit all credit products.

Thank you again for your continued support and trust in our strategy.  We look forward to growing with you.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2015

Investments in CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest payments and that the quality of the collateral may decline in value or default.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Credit quality weights by rating are derived from the highest bond rating as determined by S&P, Moody’s or Fitch. Bond ratings are grades given to bonds that indicate their credit quality as determined by private independent rating services such as Standard & Poor’s or Moody’s and Fitch. These firms evaluate a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when none of the three rating agencies have issued a formal rating, the Advisor will classify the security as nonrated.

The S&P/LSTA Leveraged Loan Index is a daily total return index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the S&P/LSTA Leveraged Loan Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. It is not indicative of the investment strategies employed by Shenkman Capital and may contain different facilities than the facilities in the Shenkman Capital Bank Loan Composite.

The ISM Manufacturing Index is an index based on surveys of more than 300 manufacturing firms by the Institute of Supply Management. The ISM Manufacturing Index monitors employment, production inventories, new orders and supplier deliveries. A composite diffusion index is created that monitors conditions in national manufacturing based on the data from these surveys.

The J.P. Morgan Leveraged Loan Index is designed to mirror the investable universe of U.S. dollar institutional leveraged loans, including U.S. and international borrowers.

You cannot invest directly in an index.

Basis points (bps) are equivalent to one-one hundredths of a percentage point.

Yield-to-maturity is the rate of return anticipated on a bond if held until the end of its lifetime. YTM is considered a long-term bond yield expressed as an annual rate. The YTM calculation takes into account the bond’s current market price, par value, coupon interest rate and time to maturity. It is also assumed that all coupon payments are reinvested at the same rate as the bond’s current yield. YTM is a complex but accurate calculation of a bond’s return that helps investors compare bonds with different maturities and coupons.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2015

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Current Yield is the annual income (interest or dividends) divided by the current price of the security. This measure looks at the current price of a bond instead of its face value and represents the return an investor would expect if he or she purchased the bond and held it for a year. This measure is not an accurate reflection of the actual return that an investor will receive in all cases because bond and stock prices are constantly changing due to market factors.

Yield-to-worst is the lowest potential yield that can be received on a bond without the issuer actually defaulting.

Yield is defined as the income return on an investment. This refers to the interest or dividends received from a security and is usually expressed annually as a percentage based on the investment’s cost, its current market value or its face value.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

The Shenkman Floating Rate High Income Fund is distributed by Quasar Distributors, LLC, which is not affiliated with Shenkman Capital Management, Inc.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER
March 31, 2015
Dear Shareholder,

The high yield bond market delivered a positive return for the six month period ended March 31, 2015.  Its first three months saw high yield trade down to its lowest point for calendar year 2014 as the continued decline in oil prices, soft global economic data, equity market weakness, and intensifying disinflationary pressures pushed high yield meaningfully lower during the first half of December.  The back half of December saw high yield recoup nearly two-thirds of its monthly loss following the equity market achieving record highs and the Federal Reserve’s dovish policy statements.  The uptick continued into the first two months of calendar 2015 as an absence of negatives settled in to the benefit of risk assets.  While March was a more challenging month for high-yield investors as evolving Fed expectations, volatility in Oil and stocks, and swinging technicals ultimately led to lower prices for the month, the higher quality short duration segment of the high yield market proved more defensive.  Despite the volatility during the period, broader market high yield bond posted a positive return for the six months ended March 31, 2015, with the BofA Merrill Lynch U.S. High Yield Index (H0A0) returning 1.45%.  Within the short duration segment of the market,  high yield corporate securities, represented by both the BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (HUCS) returned 1.30% whereas the BofA Merrill Lynch 0-2 Year Duration BB-B U.S. High Yield Constrained Index (H42C), benefited from its higher quality and shorter duration composition, returned 2.07%.  Short duration U.S. Treasuries, represented by the BofA Merrill Lynch 0-3 Year U.S. Treasury Index (G1QA), the Fund’s other benchmark, returned 0.49%.  Keeping with the theme seen since mid-2014, the period saw higher risk CCC-rated securities underperform relative to B and BB-rated bonds as investors continued to emphasize quality over risk.

Fund Performance

The Shenkman Short Duration High Income Fund (the “Fund”) continued to seek a high level of current income by focusing on investments within the non-investment grade universe believed to be high quality yet short duration.  The Fund’s Institutional Class (SCFIX) returned 2.19% from 9/30/14 through 3/31/15, and ended the period with a duration-to-worst of 1.04 years.  The Fund’s Class A shares returned -1.15% (with maximum sales load imposed on purchases of 3.00%) and 1.89% (without sales load) and the Class F shares returned 2.14%.  The Class C shares returned 0.55% (with maximum deferred sales load of 1.00%) and 1.55% (without sales load).  Notably, the Fund’s more conservative positioning contributed to positive performance in the quarter ending December 31, 2014, as well as the month of March 2015, whereas the broader high yield market saw declines for those periods.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2015

The Fund’s sector positioning is largely a function of its focus on bottom-up, individual security selection and fundamental analysis as opposed to top-down, sector driven allocations.  That said, the Fund’s positive selection in the Healthcare and Media: Broadcast contributed to relative performance for the period.  However, the Fund’s exposures in Oil & Gas and Aerospace/Defense detracted from relative performance for the period.  The Fund’s out-of-index exposure to bank loans, which ended the period at 16.7%, was a contributor to performance as bank loan returns outpaced short duration for the period.  As of March 31, 2015, the Fund’s average price was $103.78 with a current yield of 5.65% and yield-to-worst of 3.67%.  As diversification remains a key factor in helping to mitigate risk, the portfolio was well-diversified, with investments in 162 issuers across 35 industries as of March 31, 2015.

Market Commentary – Last 6 Months

High yield experienced elevated volatility in the final quarter of 2014, driven by a sharp decline in oil prices, wobbly equity markets, intensifying disinflationary pressures, and mutual fund outflows.  High yield declined by 1.06% in the final three months of the year, according to the BofA Merrill Lynch U.S. High Yield Index, with lower quality credits bearing the brunt of the deterioration.  Triple-C and single-B rated credits fell by 4.75% and 1.68%, respectively, while double-Bs added 0.75%, driven primarily by a “flight-to-safety” and  a sizable rally in the 10-year treasury.  High yield, however, showed some signs of stability starting in mid-December, with the asset class improving as equity markets achieved record highs and the Federal Reserve released a dovish policy statement, which signaled that it would be “patient” in beginning to normalize monetary policy.  The significant volatility caused a slowdown of the primary market, with new issuance totaling just $69.8 billion, below the average quarterly volume of $93.5 billion over the last three years.  The trend for the new issue use of proceeds continued to shift from refinancing activity towards acquisition financing.  Meanwhile, $1.3 billion flowed out of high yield mutual funds, a dynamic that further exacerbated volatility.

Following a down and volatile fourth quarter, high yield snapped back nicely in the first quarter of 2015, gaining 2.54% according to the BofA Merrill Lynch U.S. High Yield Index.  High yield outperformed the S&P 500 Index, high grade corporate bonds as measured by the BofA Merrill Lynch U.S. Corporates 1-3yrs Index (C1A0), and leveraged loans as measured by the S&P/LSTA U.S. B- Rating & Above Loan Index in the period.  Persistent dovish commentary out of the Fed, stubbornly low treasury rates, an aggressive round of bond purchases by the European Central Bank, and the return of inflows into high yield mutual funds more than offset concerns about a deceleration in the U.S. economy and weakness in global commodity prices.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2015

Primary market issuance accelerated throughout the first quarter, ending the period at $95.6 billion, and culminating with the $9.1 billion acquisition megadeal from Valeant Pharmaceuticals.  In addition to corporate acquisition financing, we have seen a trend toward secured bond issuances for commodity companies seeking to increase their balance sheet liquidity, as well as more U.S. corporations tapping the European high yield market to arbitrage interest rate differentials.  And finally, there were fourteen defaults recorded in high yield during the first quarter, leaving the issuer weighted default rate, excluding the two well-telegraphed bankruptcies of Caesars Entertainment and Energy Futures (TXU), well below historical averages at only 1.02%.

Outlook

Although market volatility may remain elevated due to diminished trading liquidity and rate concerns, high yield has the potential to benefit from the positive fundamental backdrop.  Corporate balance sheets are generally in good shape, the economy is experiencing moderate growth, yield is difficult to find, and the credit cycle does not seem to be in danger of turning dramatically.  We believe investors in high yield appear adequately compensated at current spreads for interest rate volatility and the sector should continue to prosper with improving economic data.  This backdrop should also potentially benefit the shorter duration segment of the high yield market, which we believe remains an appealing area to capture attractive risk-adjusted returns.

Thank you again for your continued support and trust in our strategy.  We look forward to growing with you.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. There can be no assurance that the Fund will achieve its stated objective. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management, and the risk that a position could not be closed when most advantageous. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2015

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Credit quality weights by rating are derived from the highest bond rating as determined by S&P, Moody’s or Fitch. Bond ratings are grades given to bonds that indicate their credit quality as determined by private independent rating services such as Standard & Poor’s or Moody’s and Fitch. These firms evaluate a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’, which is the highest grade, to ‘D’, which is the lowest grade. In limited situations when none of the three rating agencies have issued a formal rating, the Advisor will classify the security as nonrated.

The BofA Merrill Lynch U.S. High Yield Index (H0A0) has an inception date of August 31, 1986 and tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.  The BofA Merrill Lynch High Yield Indices are unmanaged, not available for direct investment, and do not reflect deductions for fees or expenses.

The BofA Merrill Lynch BB US High Yield Index (H0A1), the BofA Merrill Lynch Single-B US High Yield Index (H0A2) and the BofA Merrill Lynch CCC & Lower US High Yield Index (H0A3) are a subset of the BofA Merrill Lynch U.S. High Yield Index (H0A0) and represent a specific area of the index.

The BofA Merrill Lynch 0-2 Year Duration BB-B U.S. High Yield Constrained Index (H42C) consists of all securities in the BofA Merrill Lynch BB-B U.S. High Yield Index (HUC4) that have a duration-to-worst of 2 years or less.  The HUC4 index is a subset of the BofA Merrill Lynch U.S. High Yield Index (H0A0) that includes all securities in the H0A0 rated BB1 through B3, inclusive. The HUC4 index is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

The BofA Merrill Lynch 0-3 Year Duration-to-Worst U.S. High Yield Constrained Index (HUCS) tracks the performance of short-term US dollar denominated below investment grade corporate debt publicly issued in the US domestic market that has a duration-to worst less than three years and a remaining to final maturity of at least one month and does not reflect deductions for fees or expenses.

The BofA Merrill Lynch 0-3 Year US Treasury Index (G1QA) tracks the performance of US dollar denominated sovereign debt publicly issued by the US government in its domestic market with maturities less than three years.

The S&P 500 is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SHAREHOLDER LETTER – Continued
March 31, 2015

The S&P/LSTA U.S. B- Rating & Above Loan Index tracks the current outstanding balance and spread over LIBOR for fully funded institutional term loans that are rated B- or above and syndicated to U.S. loan investors.  The S&P/LSTA U.S. B- Rating & Above Loan Index is unmanaged, not available for direct investment and does not reflect deductions for fees or expenses.

You cannot invest directly in an index.

Current Yield is the annual income (interest or dividends) divided by the current price of the security. This measure looks at the current price of a bond instead of its face value and represents the return an investor would expect if he or she purchased the bond and held it for a year. This measure is not an accurate reflection of the actual return that an investor will receive in all cases because bond and stock prices are constantly changing due to market factors.

Yield is defined as the income return on an investment. This refers to the interest or dividends received from a security and is usually expressed annually as a percentage based on the investment’s cost, its current market value or its face value.

Duration is a measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates. Duration is expressed as a number of years.

Duration-to-worst is the duration of a bond computed using either the final maturity date, or a call date within the bond’s call schedule, whichever would result in the lowest yield to the investor.

Yield-to-worst is the lowest potential yield that can be received on a bond without the issuer actually defaulting.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please refer to the Schedule of Investments for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.

The Shenkman Short Duration High Income Fund is distributed by Quasar Distributors, LLC. which is not affiliated with Shenkman Capital Management, Inc.

SHENKMAN FUNDS

EXPENSE EXAMPLE
March 31, 2015 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including sales charges (loads), if applicable; redemption fees, if applicable; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested in the Class A, Class C, Class F, and Institutional Shares at the beginning of the period and held for the entire period from October 1, 2014 to March 31, 2015 for the Short Duration High Income Fund and the since inception period of October 15, 2014 through March 31, 2015 for the Floating Rate High Income Fund.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as

SHENKMAN FUNDS

EXPENSE EXAMPLE – Continued
March 31, 2015 (Unaudited)

sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
Shenkman Short Duration High Income Fund
Actual
Class A	$1,000.00	$1,018.90	$5.03
Class C	$1,000.00	$1,015.50	$8.79
Class F	$1,000.00	$1,021.40	$3.78
Institutional Class	$1,000.00	$1,021.90	$3.28
Hypothetical (5% return
before expenses)
Class A	$1,000.00	$1,019.95	$5.04
Class C	$1,000.00	$1,016.21	$8.80
Class F	$1,000.00	$1,021.19	$3.78
Institutional Class	$1,000.00	$1,021.69	$3.28

(1)
Shenkman Short Duration High Income Fund Class A, Class C, Class F, and Institutional Class expenses are equal to the fund shares’ annualized expense ratio of 1.00%, 1.75%, 0.75% and 0.65%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six-month period of operation). The Fund’s ending account values in the table are based on its six-month total return of 1.89% for Class A, 1.55% for Class C, 2.14% for Class F, and 2.19% for the Institutional Class as of March 31, 2015.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(2)
Shenkman Floating Rate High Income Fund
Actual
Total Fund	$1,000.00	$1,018.50	$2.51
Hypothetical (5% return
before expenses)
Total Fund	$1,000.00	$1,020.53	$2.51

(2)
Shenkman Floating Rate High Income Fund expenses are equal to the Funds’ annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 168 days/365 days (to reflect the since inception period). The Fund’s ending account values in the table are based on its since inception return of 1.85% for the period of October 15, 2014 to March 31, 2015.

SHENKMAN FLOATING RATE HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2015 (Unaudited)

TOP TEN HOLDINGS	% Net Assets
Tribune Media Group, 4.00%, 12/28/2020	1.13%
Par Pharmaceutical, 4.00%, 09/30/2019	1.06%
Patheon, Inc., 4.25%, 03/11/2021	1.06%
BJ’s Warehouse Club, Inc., 4.50%, 09/26/2019	1.02%
Amaya B.V., 5.00%, 08/02/2021	1.00%
Brickman Group Ltd., LLC, 4.00%, 12/18/2020	1.00%
Cablevision Systems Corp., 8.63%, 09/15/2017	0.99%
NRG Energy, Inc., 7.63%, 01/15/2018	0.97%
CIT Group, Inc., 6.63%, 04/01/2018	0.95%
CHS/Community Health Systems, Inc., 8.00%, 11/15/2019	0.94%

The portfolio’s holdings and allocations are subject to change, and exclude short term investments. The percentages are of total net assets as of March 31, 2015.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 82.81%

Aerospace & Defense – 2.18%
B/E Aerospace, Inc., 4.00%,
12/16/2031 (a)	$1,996,455	$2,015,152
CPI International, Inc.,
4.25%, 11/17/2017 (a)	1,221,243	1,221,249
Sequa Corp., 5.25%, 06/19/2017 (a)	2,639,610	2,462,268
Transdigm Group, Inc.,
3.75%, 06/04/2021 (a)	496,250	495,801
		6,194,470
Automotive – 3.35%
ABRA Auto, 4.75%, 09/17/2021 (a)	1,243,750	1,253,855
Affinia Group, Inc., 4.75%, 04/27/2020 (a)	795,421	797,410
Camping World, 5.75%, 02/20/2020	2,046,800	2,067,689
Federal-Mogul Corp.,
4.75%, 04/15/2021 (a)	701,585	700,796
MPG Holdco I, Inc., 4.25%,
10/20/2021 (a)	1,060,692	1,067,788
TI Group Automotive Systems LLC,
4.25%, 07/02/2021 (a)	1,670,952	1,673,041
Tower Automotive Holdings USA LLC,
4.00%, 04/23/2020 (a)	980,854	981,467
Velocity Pooling Vehicle,
5.00%, 05/14/2021 (a)	1,154,779	981,562
		9,523,608
Beverage & Food – 1.10%
AdvancePierre Foods, Inc.,
5.75%, 07/10/2017 (a)	607,468	610,125
Performance Food Group, Inc.,
6.25%, 11/14/2019 (a)	122,813	123,221
Post Holdings, Inc.,
4.00%, 06/02/2021 (a)	2,000,000	2,002,000
3.75%, 06/02/2021 (a)	397,000	398,380
		3,133,726

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 82.81% – Continued

Building Materials – 1.41%
CPG International, Inc.,
4.75%, 09/30/2020 (a)	$1,584,450	$1,563,456
Headwaters, Inc.,
4.50%, 03/11/2022 (a)	1,900,000	1,910,687
Quikrete Holdings, Inc.,
4.00%, 09/28/2020 (a)	519,940	522,865
		3,997,008
Chemicals – 5.35%
ColourOz MidCo S.à.r.l.,
Term Loan B2
4.75%, 09/07/2021 (a)	1,184,957	1,184,708
Term Loan C
4.75%, 09/07/2021 (a)	195,886	195,845
Ennis-Flint,
4.25%, 03/31/2021 (a)	915,932	902,193
7.75%, 09/30/2021 (a)	1,016,789	925,278
Ineos US Finance LLC,
4.25%, 03/11/2022 (a)	400,000	400,950
Kronos Woldwide, Inc.,
4.75%, 02/18/2020 (a)	1,221,243	1,228,369
MacDermid, Inc.,
4.50%, 06/05/2020 (a)	605,996	609,468
4.75%, 06/07/2020 (a)	1,446,375	1,458,127
Nexeo Solutions LLC, 5.00%, 09/08/2017 (a)	1,500,000	1,463,745
Orica Chemicals,
7.25%, 01/13/2022 (a)	1,350,000	1,336,500
Orion Engineered Carbons,
5.00%, 07/23/2021 (a)	398,000	401,483
Oxea Finance & CY S.C.A.,
4.25%, 01/15/2020	459,732	447,809
8.25%, 07/15/2020 (a)	616,789	574,771
Polymer Group, Inc., 5.25%, 12/19/2019 (a)	2,571,161	2,584,017
Solenis International, LP,
4.25%, 07/31/2021 (a)	613,706	610,830
7.75%, 07/29/2022 (a)	925,184	899,746
		15,223,839

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 82.81% – Continued

Consumer Products – 0.92%
1-800 Contacts, 4.25%, 01/29/2021 (a)	$495,000	$494,587
Atrium Innovations, Inc.,
4.25%, 02/15/2021 (a)	610,622	599,936
KIK Custom Products, Inc.,
5.50%, 04/29/2019 (a)	1,518,715	1,520,233
		2,614,756
Environmental – 1.87%
ADS Waste Holdings, Inc.,
3.75%, 10/09/2019 (a)	2,669,633	2,644,605
Waste Industries USA, Inc.,
4.25%, 02/02/2022 (a)	2,000,000	2,009,060
Wheelabrator Technologies,
Term Loan B
5.00%, 12/17/2021 (a)	525,503	532,949
Term Loan C
5.00%, 12/17/2021 (a)	23,180	23,509
Term Loan 2L
8.25%, 12/19/2022 (a)	100,000	101,688
		5,311,811
Finance – Insurance – 1.42%
AssuredPartners Capital, Inc.,
5.00%, 04/02/2021 (a)	1,443,193	1,442,298
Hub International Ltd.,
4.25%, 10/02/2020 (a)	1,318,615	1,309,899
USI, Inc., 4.25%, 12/27/2019 (a)	1,289,116	1,292,880
		4,045,077
Finance – Services – 1.73%
Duff & Phelps Corp., 4.50%, 04/23/2020 (a)	706,018	705,136
RCS Capital Corp., 6.50%, 04/29/2019 (a)	1,764,820	1,758,202
Virtu Financial, 5.77%, 11/08/2019 (a)	508,033	510,573
Walter Investment Management Corp.,
4.75%, 12/18/2020 (a)	2,122,479	1,953,211
		4,927,122

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 82.81% – Continued

Food & Drug Retailers – 1.39%
Albertson’s Holdings LLC,
5.50%, 08/25/2021 (a)	$653,797	$660,165
BJ’s Warehouse Club, Inc.,
4.50%, 09/26/2019 (a)	2,895,624	2,901,719
Stater Bros. Markets,
4.75%, 05/12/2021 (a)	392,448	392,693
		3,954,577
Forestry & Paper – 0.64%
NewPage Corp., 9.50%, 02/11/2021 (a)	1,905,869	1,832,817
Gaming – 3.32%
Amaya B.V., 5.00%, 08/02/2021 (a)	2,870,925	2,850,830
Aristocrat Leisure Ltd.,
4.75%, 10/20/2021 (a)	2,095,500	2,110,127
Mohegan Tribal Gaming Authority,
5.50%, 11/19/2019 (a)	1,582,705	1,573,802
Scientific Games International, Inc.,
6.00%, 10/18/2020 (a)	2,493,801	2,505,023
Station Casinos LLC,
4.25%, 03/02/2020 (a)	410,068	411,636
		9,451,418
General Industrial Manufacturing – 2.51%
Doosan Infracore International, Inc.,
4.50%, 05/28/2021 (a)	1,439,195	1,457,185
Filtration Group Corp.,
4.50%, 11/20/2020 (a)	493,750	497,656
8.25%, 11/19/2021 (a)	750,000	754,688
Gardner Denver, Inc.,
4.25%, 07/30/2020 (a)	2,174,878	2,067,699
North American Lifting (TNT) Holdings, Inc.,
5.50%, 11/27/2020 (a)	1,029,161	998,286
WTG Holdings III Corp.,
4.75%, 01/15/2021 (a)	1,357,994	1,359,692
		7,135,206

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 82.81% – Continued
Healthcare – 10.26%
Acadia Healthcare, 4.25%, 02/28/2022 (a)	$2,369,063	$2,395,229
BSN Medical Luxembourg Holding S.à.r.l.,
4.00%, 08/28/2019 (a)	296,806	297,131
Catalent Pharma Solutions,
4.25%, 05/20/2021 (a)	1,329,367	1,337,184
Curo Health Services Holdings, Inc.,
6.50%, 02/28/2022 (a)	1,275,000	1,281,904
Healogics, Inc., 5.25%, 07/01/2021 (a)	1,250,000	1,255,475
INC Research, Inc., 4.50%, 11/15/2021 (a)	1,496,250	1,509,342
Mallinckrodt International Finance S.A.,
3.50%, 03/19/2021 (a)	690,612	691,620
MultiPlan, Inc., 3.75%, 03/31/2021 (a)	1,893,855	1,890,645
Par Pharmaceutical,
4.00%, 09/30/2019 (a)	3,025,381	3,025,153
4.25%, 09/30/2019 (a)	498,750	499,062
Patheon, Inc., 4.25%, 03/11/2021 (a)	3,011,010	3,002,775
Phibro Animal Health Corp.,
4.00%, 04/16/2021 (a)	446,625	444,671
Quintiles Transnational Corp.,
3.75%, 06/08/2018 (a)	1,941,208	1,950,313
RPI Finance Trust, 3.50%, 11/09/2020 (a)	1,782,290	1,795,657
Salix Pharmaceuticals Ltd.,
4.25%, 12/12/2019 (a)	1,168,831	1,170,766
Tenet Healthcare Corp.,
4.50%, 03/22/2016 (a)	2,200,000	2,189,000
United Surgical Partners International, Inc.,
4.75%, 04/03/2019 (a)	762,678	763,871
Valeant Pharmaceuticals International, Inc.,
2.42%, 10/20/2018 (a)	100,687	100,209
3.50%, 02/13/2019 (a)	340,265	341,302
3.50%, 08/05/2020 (a)	1,424,148	1,426,555
Delayed Draw Term Loan F2
4.00%, 03/11/2022 (a)	780,723	785,114
Term Loan F1
4.00%, 03/11/2022 (a)	1,019,277	1,025,011
		29,177,989

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 82.81% – Continued

Hotels – 0.14%
Extended Stay America Trust,
5.00%, 06/24/2019 (a)	$390,893	$395,049

Leisure & Entertainment – 0.86%
Formula One Group,
4.75%, 07/30/2021 (a)	2,466,427	2,455,895

Media – Broadcast – 3.47%
Cumulus Media Holdings, Inc.,
4.25%, 12/23/2020 (a)	1,884,370	1,854,691
Ion Media Networks, Inc.,
4.75%, 12/18/2020 (a)	1,617,274	1,623,339
Media General, Inc.,
4.25%, 07/31/2020 (a)	416,255	418,753
Mission Broadcasting, Inc.,
3.75%, 10/01/2020 (a)	679,423	679,423
Nexstar Broadcasting, Inc.,
3.75%, 10/01/2020 (a)	770,476	770,476
Tribune Media Group,
4.00%, 12/28/2020 (a)	3,200,984	3,208,185
Univision Communications, Inc.,
4.00%, 03/01/2020 (a)	1,299,453	1,298,875
		9,853,742
Media – Cable – 3.33%
Block Communications, Inc.,
4.25%, 11/05/2021 (a)	1,492,500	1,498,097
Charter Communications Operating LLC,
4.25%, 09/13/2021 (a)	1,359,127	1,372,344
MCC Iowa LLC, 3.25%, 01/29/2021 (a)	589,500	585,447
The Weather Channel Corp.,
7.00%, 06/26/2020 (a)	400,000	355,500
TWCC Holding Corp.,
3.50%, 02/13/2017 (a)	980,060	942,607
WideOpenWest Finance LLC,
4.75%, 04/01/2019 (a)	1,988,392	1,993,055

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 82.81% – Continued

Media – Cable – 3.33% – Continued
Ziggo B.V.,
Term Loan B1
3.25%, 01/15/2022 (a)	$1,009,966	$1,004,916
Term Loan B2
3.25%, 01/15/2022 (a)	650,841	647,587
Term Loan 1L
3.50%, 01/15/2022 (a)	1,070,401	1,065,049
		9,464,602
Media Diversified & Services – 3.09%
Catalina Marketing Corp.,
4.50%, 04/09/2021 (a)	1,055,529	925,345
7.75%, 04/11/2022 (a)	712,592	554,040
IMG Worldwide, Inc.,
5.25%, 05/06/2021 (a)	2,242,883	2,229,426
8.25%, 05/06/2022 (a)	970,987	933,361
Learfield Communications, Inc.,
4.50%, 10/09/2020 (a)	1,827,308	1,837,971
Warner Music Group,
3.75%, 07/01/2020 (a)	2,359,913	2,307,653
		8,787,796
Metals & Mining Excluding Steel – 1.44%
FMG Resources, 3.75%, 06/28/2019 (a)	779,596	706,287
Murray Energy Corp.,
5.25%, 12/05/2019 (a)	1,952,096	1,925,255
Westmoreland Coal Co.
7.50%, 12/16/2020 (a)	1,461,483	1,464,530
		4,096,072
Non-Food & Drug Retailers – 3.96%
ABG Intermediate Holdings,
5.50%, 05/27/2021 (a)	544,500	547,674
Dollar Tree, Inc., 4.25%, 02/28/2020 (a)	1,550,000	1,568,189
J. Crew Group, Inc.,
4.00%, 03/05/2021 (a)	958,578	891,176
Jo-Ann Stores, Inc., 4.00%, 03/16/2018 (a)	1,459,770	1,455,208

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 82.81% – Continued

Non-Food & Drug Retailers – 3.96% – Continued
LA Fitness International LLC,
5.50%, 07/01/2020 (a)	$620,079	$579,774
Leslie’s Poolmart, Inc.,
4.25%, 10/16/2019 (a)	779,855	776,603
Michaels Stores, Inc.,
4.00%, 01/28/2020 (a)	298,500	299,966
National Vision, Inc.,
4.00%, 03/12/2021 (a)	713,220	706,683
Neiman Marcus Group, Inc.,
4.25%, 10/23/2020 (a)	1,920,054	1,916,454
PetSmart, Inc., 5.00%, 02/19/2022 (a)	2,500,000	2,521,650
		11,263,377
Oil & Gas – 2.94%
American Energy – Marcellus LLC,
5.25%, 08/04/2020 (a)	694,082	591,705
8.50%, 08/04/2021 (a)	1,204,382	899,276
Callon Petroleum Co.,
8.50%, 10/07/2021 (a)	770,987	754,603
Drillships Ocean Ventures, Inc.,
5.50%, 07/26/2021 (a)	1,227,411	1,027,957
Fieldwood Energy LLC,
8.375%, 09/30/2020 (a)	1,245,760	917,864
Floatel Delaware LLC,
6.00%, 06/29/2020 (a)	2,219,554	1,656,341
HGIM Corp., 5.50%, 06/18/2020 (a)	1,534,705	1,074,294
Pacific Drilling S.A.,
4.50%, 06/03/2018 (a)	1,125,490	938,687
Seadrill Partners LLC,
4.00%, 02/21/2021 (a)	609,080	485,580
		8,346,307
Packaging – 2.34%
Exopack Holding Corp.,
5.25%, 5/8/2019 (a)	1,588,472	1,600,719
Husky Injection Molding Systems Ltd.,
4.25%, 06/30/2021 (a)	920,558	919,771

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 82.81% – Continued

Packaging – 2.34% – Continued
Mauser U.S. Holdings, Inc.,
4.50%, 07/31/2021 (a)	$613,706	$610,189
8.25%, 07/29/2022 (a)(b)	866,789	849,020
Onex Wizard Acquisition Co. I S.à.r.l.,
5.25%, 01/29/2022 (a)	2,000,000	2,021,120
Pregis Corp., 5.00%, 05/20/2021 (a)	248,125	249,261
Signode Industrial Group Lux S.A.,
3.75%, 04/30/2021 (a)	409,259	407,469
		6,657,549
Printing & Publishing – 1.39%
ALM Media LLC, 5.50%, 07/29/2020 (a)(d)	368,834	362,379
Harland Clarke Holdings Corp.,
6.00%, 08/02/2019 (a)	387,500	390,116
McGraw-Hill Global Education Holdings LLC,
5.75%, 03/22/2019 (a)	726,954	734,314
Quad/Graphics, Inc.,
4.25%, 04/28/2021 (a)	1,009,164	1,015,471
Time, Inc., 4.25%, 04/26/2021 (a)	248,125	248,358
Tribune Publishing Co.,
5.75%, 08/04/2021 (a)	1,202,739	1,192,216
		3,942,854
Restaurants – 0.36%
Burger King Corp., 4.50%, 12/31/2021 (a)	1,016,388	1,027,538
Steel Producers & Products – 1.00%
Atkore International, Inc.,
4.50%, 04/09/2021 (a)	1,359,259	1,349,065
MRC Global, 5.00%, 11/08/2019 (a)	1,559,825	1,507,181
		2,856,246
Support – Services – 10.25%
Access CIG LLC, 6.00%, 10/18/2021 (a)	1,246,875	1,256,227
Advantage Sales & Marketing, Inc.,
4.25%, 07/23/2021 (a)	1,607,980	1,609,540
Allied Security Holdings LLC,
4.25%, 02/12/2021 (a)	475,196	475,790

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 82.81% – Continued

Support – Services – 10.25% – Continued
Aramark Corp., 3.25%, 02/24/2021 (a)	$997,602	$997,707
Asurion Incremental,
5.00%, 05/24/2019 (a)	2,585,180	2,596,128
Brand Energy & Infrastructure Services, Inc.,
4.75%, 11/26/2020 (a)	1,694,426	1,651,718
Brickman Group Ltd., LLC,
4.00%, 12/18/2020 (a)	2,841,434	2,833,733
Coinmach Corp., 4.25%, 11/14/2019 (a)(d)	2,169,873	2,166,477
Environmental Resources Management,
5.00%, 05/16/2021 (a)	1,588,262	1,564,438
Garda World Security Corp.,
Term Loan B
4.00%, 11/06/2020 (a)	639,077	637,215
Delayed Draw Term Loan
4.00%, 11/06/2020 (a)	163,485	163,008
Hertz Corp.,
1.00%, 03/12/2018 (a)	616,789	610,622
4.00%, 03/12/2018 (a)	860,190	861,131
Information Resources, Inc.,
4.75%, 09/30/2020	623,870	629,850
Learning Care Group (US) No. 2, Inc.,
5.50%, 05/05/2021 (a)	1,224,327	1,234,018
Lineage Logistics LLC,
4.50%, 04/07/2021 (a)	2,021,554	2,010,193
Moneygram International, Inc.,
4.25%, 03/27/2020 (a)	729,449	690,241
Pods, Inc., LLC, 4.26%, 01/28/2022 (a)	1,500,000	1,515,938
Renaissance Learning, Inc.,
4.50%, 04/09/2021 (a)	1,221,243	1,198,345
Sedgwick Claims Management Services,
3.75%, 03/01/2021 (a)	1,485,182	1,469,402
The ServiceMaster Co. LLC,
4.25%, 07/01/2021 (a)	1,000,000	998,500
TransUnion LLC, 4.00%, 04/09/2021 (a)	916,188	917,407
West Corp., 3.25%, 06/29/2018 (a)	1,069,543	1,068,874
		29,156,502

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 82.81% – Continued

Technology – 4.80%
Avago Technologies Cayman Ltd.,
3.75%, 05/06/2021 (a)	$1,401,988	$1,406,768
BMC Foreign Holding Co.,
5.00%, 09/10/2020 (a)	708,077	693,108
BMC Software Finance, Inc.,
5.00%, 09/10/2020 (a)	420,535	412,322
CompuCom Systems, Inc.,
4.25%, 05/11/2020	717,160	671,441
Dell, Inc., 4.50%, 04/29/2020 (a)	2,126,732	2,143,821
Entegris, Inc., 3.50%, 04/30/2021 (a)	417,228	416,880
First Data Corp., 3.682%, 03/23/2018 (a)	794,082	794,876
Greeneden U.S. Holdings II LLC,
4.00%, 02/10/2020 (a)	1,208,907	1,205,432
Infor (US), Inc., 3.75%, 06/03/2020 (a)	1,496,143	1,484,690
Kronos Inc., 4.50%, 10/30/2019 (a)	1,084,247	1,088,020
Peak 10, Inc., 5.00%, 06/17/2021 (a)	918,245	918,824
Sungard Data Systems, Inc.,
4.00%, 03/09/2020 (a)	562,306	564,853
TransFirst, 5.50%, 11/12/2021 (a)	1,557,852	1,573,432
Vantiv LLC, 3.75%, 06/13/2021 (a)	276,134	277,687
		13,652,154
Telecommunications – Wireline/Wireless – 2.23%
Level 3 Financing, Inc.,
4.50%, 01/31/2022 (a)	694,082	698,746
Lightower Fiber Networks,
4.00%, 04/13/2020 (a)	2,241,287	2,237,096
Numericable U.S. LLC,
Term Loan B1
4.50%, 05/21/2020 (a)	1,457,662	1,463,478
Term Loan B2
4.50%, 05/21/2020 (a)	1,261,076	1,266,108
Zayo Group LLC, 4.00%, 07/02/2019 (a)	680,107	682,042
		6,347,470

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 82.81% – Continued

Telecommunications: Wireline/Wireless – 0.62%
Altice Financing S.A.,
5.25%, 01/28/2022 (a)	$1,750,000	$1,769,145

Utilities – Electric – 1.64%
Calpine Construction Co. LP,
3.00%, 05/04/2020 (a)	466,688	461,290
Calpine Corp., 4.00%, 10/30/2020 (a)	456,937	458,692
EFS Cogen Holdings I LLC,
3.75%, 12/17/2020 (a)	601,251	604,008
Energy Future Intermediate Holding Co. LLC,
4.25%, 06/19/2016 (a)	400,000	401,834
Sandy Creek Energy Associates, LP
5.00%, 11/09/2020 (a)	1,211,575	1,209,630
TPF II Power LLC, 5.50%, 09/24/2021 (a)	1,496,250	1,516,823
		4,652,277
Utilities – Gas – 1.50%
Azure Midstream Energy LLC,
7.50%, 11/15/2018 (a)	1,489,703	1,420,804
Energy Transfer Equity,
3.25%, 12/02/2019 (a)	694,382	684,563
Energy Transfer Equity, LP,
4.00%, 12/02/2019 (a)	1,750,000	1,746,938
Southcross Holdings, LP,
6.00%, 08/04/2021 (a)	421,813	401,776
		4,254,081
TOTAL BANK LOANS
(Cost $233,989,937)		235,502,080

CORPORATE BONDS – 15.84%

Aerospace/Defense – 0.35%
Bombardier, Inc., 7.50%, 03/15/2025 (b)(c)	1,000,000	989,375

Automotive – 0.93%
Chrysler Group LLC/CG Co-Issuer, Inc.,
8.00%, 06/15/2019	2,500,000	2,634,375

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 15.84% – Continued

Chemicals – 0.53%
Evolution Escrow Issuer LLC,
7.50%, 03/15/2022 (c)	$1,500,000	$1,522,500

Finance – Services – 1.72%
CIT Group, Inc., 6.625%, 04/01/2018 (c)	2,500,000	2,687,500
International Lease Finance Corp.,
8.75%, 03/15/2017 (a)	2,000,000	2,215,000
		4,902,500
Healthcare – 3.08%
Biomet, Inc.,
6.50%, 08/01/2020	1,500,000	1,593,750
6.50%, 10/01/2020	750,000	789,375
CHS/Community Health Systems, Inc.,
8.00%, 11/15/2019	2,500,000	2,662,500
Endo Financial LLC,/Endo Finco, Inc.,
7.00%, 07/15/2019 (c)	2,500,000	2,615,625
Tenet Healthcare Corp.,
6.25%, 11/01/2018	1,000,000	1,087,500
		8,748,750
Media – Cable – 2.59%
Cablevision Systems Corp.,
8.625%, 09/15/2017	2,500,000	2,818,750
DISH DBS Corp., 4.25%, 04/01/2018	1,500,000	1,511,250
GCI, Inc., 6.875%, 04/15/2025 (c)	2,000,000	2,025,000
UPCB Finance IV Ltd., 5.38%, 01/15/2025	1,000,000	1,000,000
		7,355,000
Technology – 0.55%
CDW LLC, 8.50%, 04/01/2019	485,000	505,613
First Data Corp., 7.375%, 06/15/2019 (c)	1,000,000	1,047,500
		1,553,113
Telecommunications – Satellites – 1.81%
Intelsat Jackson Holdings S.A.,
7.25%, 04/01/2019 (b)	2,500,000	2,600,625

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 15.84% – Continued

Telecommunications – Satellites – 1.81% – Continued
Telesat Canada/Telesat LLC,
6.00%, 05/15/2017 (b)(c)	$2,500,000	$2,549,375
		5,150,000
Telecommunications – Wireline/Wireless – 2.96%
Level 3 Financing, Inc., 8.125%, 07/01/2019	1,500,000	1,584,375
Sprint Communications, Inc.,
9.00%, 11/15/2018 (c)	2,000,000	2,300,000
T-Mobile USA, Inc., 6.464%, 04/28/2019	2,500,000	2,584,375
Windstream Corp., 7.875%, 11/01/2017	1,800,000	1,957,500
		8,426,250
Utilities – Electric – 1.32%
AES Corp., 5.50%, 04/15/2025	1,000,000	990,000
NRG Energy, Inc., 7.625%, 01/15/2018	2,500,000	2,759,375
		3,749,375
TOTAL CORPORATE BONDS
(Cost $44,779,343)		45,031,238

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

		Fair
	Shares	Value

SHORT-TERM INVESTMENTS – 0.79%

Money Market Fund – 0.79%
Fidelity Government Portfolio –
Institutional Class (a)(e)	2,242,438	$2,242,438
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,242,438)		2,242,438
Total Investments (Cost $281,011,718) – 99.44%		282,775,756
Other Assets in Excess of Liabilities – 0.56%		1,602,490
TOTAL NET ASSETS – 100.00%		$284,378,246

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2015.
(b)	U.S. traded security of a foreign issuer.
(c)
Rule 144a Security which is restricted as to resale to institutional investors.  The Fund Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.  As of March 31, 2015 the value of these investments as $15,736,875 or 5.56% of net assets.

(d)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of March 31, 2015 the value of these investments was $2,528,856 or 0.89% of total assets.
(e)	Rate shown is the 7-day yield as of March 31, 2015.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

PORTFOLIO ALLOCATION
March 31, 2015 (Unaudited)

TOP TEN HOLDINGS	% Net Assets
VPII Escrow Corp., 6.75%, 08/15/2018	1.36%
Realogy Group LLC, 7.63%, 01/15/2020	1.09%
Hertz Corp., 6.75%, 04/15/2019	1.02%
T-Mobile USA, Inc., 6.46%, 04/28/2019	0.99%
The Goodyear Tire & Rubber Co., 8.25%, 08/15/2020	0.95%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/2019	0.95%
NuStar Logistics LP, 7.65%, 04/15/2018	0.94%
Intelsat Jackson Holdings S.A., 7.25%, 04/01/2019	0.93%
HCA Holdings, Inc., 6.50%, 02/15/2016	0.93%
SunGard Data Systems, Inc., 7.63%, 11/15/2020	0.92%

The portfolio’s holdings and allocations are subject to change, and exclude short term investments. The percentages are of total net assets as of March 31, 2015.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 16.57%

Automotive – 0.71%
American Tire Distributors, Inc.,
4.75%, 06/01/2018 (a)	$98,697	$98,697
NN, Inc., 6.00%, 08/27/2021 (a)	486,607	488,838
The Goodyear Tire & Rubber Co.,
4.75%, 04/30/2019 (a)	41,667	42,161
		629,696
Beverage & Food – 0.79%
Allflex Holdings III, Inc.,
4.25%, 07/17/2020 (a)	698,734	700,481

Chemicals – 0.73%
Orion Engineered Carbons,
5.00%, 07/23/2021 (a)	497,500	501,853
Polymer Group, Inc., 5.25%, 12/19/2019 (a)	148,125	148,866
		650,719
Environmental – 1.13%
Waste Industries USA, Inc.,
4.25%, 02/02/2022 (a)	500,000	502,265
Wheelabrator Technologies,
Term Loan B
5.00%, 12/17/2021 (a)	477,730	484,499
Term Loan C
5.00%, 12/17/2021 (a)	21,073	21,372
		1,008,136
Finance – Insurance – 0.56%
HUB International Ltd.,
4.25%, 10/02/2020 (a)	500,000	496,695

Finance – Services – 0.88%
National Financial Partners Corp.,
4.50%, 07/01/2020 (a)	448,872	448,591
Virtu Financial, 5.25%, 11/08/2019 (a)	194,811	195,785
Walter Investment Management Corp.,
4.75%, 12/18/2020 (a)	148,125	136,312
		780,688

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 16.57% – Continued

Food & Drug Retailers – 0.67%
BJ’s Wholesale Club, Inc.,
4.50%, 09/26/2019 (a)	$598,485	$599,745

Gaming – 1.56%
Amaya B.V., 5.00%, 08/02/2021 (a)	597,000	592,821
Aristocrat Leisure Ltd.,
4.75%, 10/20/2021 (a)	586,154	590,245
Station Casinos LLC, 4.25%, 03/02/2020 (a)	205,205	205,990
		1,389,056
General Industrial Manufacturing – 0.54%
Gardner Denver, Inc., 4.25%, 07/30/2020 (a)	197,000	187,292
WTG Holdings III Corp.,
4.75%, 01/15/2021 (a)	296,250	296,620
		483,912
Healthcare – 1.06%
Tenet Healthcare Corp.,
4.50%, 03/22/2016 (a)	800,000	796,000
United Surgical Partners International, Inc.,
4.75%, 04/03/2019 (a)	146,632	146,861
		942,861
Leisure & Entertainment – 0.56%
Formula One Group, 4.75%, 07/30/2021 (a)	500,000	497,865

Media – Broadcast – 0.44%
Cumulus Media Holdings, Inc.,
4.25%, 12/23/2020 (a)	400,000	393,700

Media – Cable – 0.67%
WideOpenWest Finance LLC,
4.75%, 04/01/2019 (a)	594,723	596,118

Media Diversified & Services – 0.61%
IMG Worldwide, Inc., 5.25%, 05/06/2021 (a)	545,875	542,600

Metals & Mining Excluding Steel – 0.66%
Murray Energy Corp., 5.25%, 12/5/2019 (a)	595,990	587,795

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 16.57% – Continued

Non-Food & Drug Retailers – 0.28%
Neiman Marcus Group, Inc.,
4.25%, 10/23/2020 (a)	$246,881	$246,418

Packaging – 0.95%
Exopack Holding Corp.,
5.25%, 05/08/2019 (a)	98,750	99,511
Husky Injection Moldings Systems Ltd.,
4.25%, 06/30/2021 (a)	398,000	397,660
Mauser Group, 4.50%, 07/31/2021 (a)	348,250	346,255
		843,426
Printing & Publishing – 0.09%
Mcgraw-Hill Global Education Holdings LLC,
5.75%, 03/22/2019 (a)	83,867	84,717

Restaurants – 0.56%
Burger King Worldwide, Inc.,
4.50%, 12/31/2021 (a)	495,585	501,022

Support – Services – 2.06%
Advantage Sales & Marketing, Inc.,
4.25%, 07/23/2021 (a)	500,000	500,485
Asurion LLC, 5.00%, 05/24/2019 (a)	444,369	446,251
Coinmach Service Corp.,
4.25%, 11/14/2019 (a)(e)	600,000	599,061
Interactive Data Corp.,
4.50%, 05/03/2021 (a)(e)	148,875	149,728
Moneygram International LLC,
4.25%, 03/27/2020 (a)	147,000	139,099
		1,834,624
Technology – 0.22%
Dell, Inc., 4.50%, 04/29/2020 (a)	197,500	199,087

Telecommunications – Wireline/Wireless – 0.84%
Lightower Fiber Networks,
4.00%, 04/13/2020 (a)	147,375	147,099

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

BANK LOANS – 16.57% – Continued

Telecommunications – Wireline/Wireless – 0.84% – Continued
Numericable U.S. LLC,
Term Loan B1
4.50%, 05/21/2020 (a)	$277,612	$278,720
Term Loan B2
4.50%, 05/21/2020 (a)	320,888	322,168
		747,987
TOTAL BANK LOANS
(Cost $14,679,285)		14,757,348

CORPORATE BONDS – 78.33%

Aerospace & Defense – 1.60%
Bombardier, Inc.,
7.50%, 03/15/2018 (b)(c)	450,000	480,656
5.50%, 09/15/2018 (b)(c)	500,000	500,000
4.75%, 04/15/2019 (b)(c)	150,000	147,750
Kratos Defense & Security Solutions, Inc.,
7.00%, 05/15/2019	150,000	131,625
Sequa Corp., 7.00%, 12/15/2017 (c)	200,000	161,000
		1,421,031
Automotive – 3.94%
Allison Transmission, Inc.,
7.125%, 05/15/2019 (c)	150,000	156,675
Chrysler Group LLC/CG Co-Issuer, Inc.,
8.00%, 06/15/2019	800,000	843,000
General Motors Financial Co., Inc.,
2.625%, 07/10/2017	200,000	202,114
3.00%, 09/25/2017	150,000	153,000
6.75%, 06/01/2018	300,000	338,250
Jaguar Land Rover Automotive PLC,
4.25%, 11/15/2019 (b)(c)	450,000	464,625
Schaeffler Finance B.V., 7.75%,
02/15/2017 (b)(c)	450,000	505,125
The Goodyear Tire & Rubber Co.,
8.25%, 08/15/2020	800,000	850,000
		3,512,789

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.33% – Continued

Beverage & Food – 0.18%
Constellation Brands, Inc.,
7.25%, 05/15/2017	$50,000	$55,281
Dean Foods Co., 6.90%, 10/15/2017	100,000	106,500
		161,781
Building & Construction – 0.47%
Lennar Corp., 4.75%, 12/15/2017	400,000	418,000

Building Materials – 1.82%
HD Supply, Inc., 11.00%, 04/15/2020	300,000	342,000
Nortek, Inc., 10.00%, 12/01/2018	500,000	530,500
USG Corp.,
6.30%, 11/15/2016	400,000	421,000
7.875%, 03/30/2020 (c)	300,000	325,125
		1,618,625
Chemicals – 2.11%
Ashland, Inc., 3.875%, 04/15/2018	350,000	360,062
Ineos Finance PLC, 8.375%, 02/15/2019 (b)(c)	400,000	425,780
Polymer Group, Inc., 7.75%, 02/01/2019	752,000	783,960
PQ Corp., 8.75%, 11/01/2018 (c)	300,000	312,375
		1,882,177
Consumer Products – 1.45%
Alphabet Holding Co., Inc.,
7.75%, 11/01/2017	75,000	73,687
Jarden Corp., 7.50%, 05/01/2017	550,000	609,125
NBTY, Inc., 9.00%, 10/01/2018	425,000	444,125
Prestige Brands, Inc., 8.125%, 02/01/2020	150,000	161,625
		1,288,562
Finance – Banking – 0.97%
Ally Financial, Inc.,
5.50%, 02/15/2017	50,000	52,125
6.25%, 12/01/2017	400,000	427,000
4.75%, 09/10/2018	375,000	386,719
		865,844

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.33% – Continued

Finance – Services – 3.84%
AerCap Aviation Solutions,
6.375%, 05/30/2017 (b)	$350,000	$371,875
Aircastle Ltd., 6.75%, 04/15/2017 (b)	550,000	594,000
CIT Group, Inc.,
5.00%, 05/15/2017	700,000	721,658
5.25%, 03/15/2018	250,000	259,375
6.625%, 04/01/2018 (c)	250,000	268,750
International Lease Finance Corp.,
5.75%, 05/15/2016	50,000	52,037
8.75%, 03/15/2017 (a)	100,000	110,750
7.125%, 09/01/2018 (c)	225,000	253,125
Nationstar Mortgage, LLC/
Nationstar Capital Corp.,
6.50%, 08/01/2018	100,000	101,000
9.625%, 05/01/2019	50,000	53,625
Springleaf Finance Corp.,
5.40%, 12/01/2015	100,000	101,885
6.90%, 12/15/2017	500,000	533,750
		3,421,830
Forestry & Paper – 0.29%
Cascades, Inc., 7.875%, 01/15/2020 (b)	250,000	260,469

Gaming – 2.34%
GLP Capital LP/GLP Financing II, Inc.,
4.375%, 11/01/2018	225,000	232,312
Isle Of Capri Casinos, Inc.,
7.75%, 03/15/2019	200,000	208,625
MGM Resorts International,
7.50%, 06/01/2016	750,000	789,900
Peninsula Gaming LLC,
8.375%, 02/15/2018 (c)	550,000	581,625
Scientific Games Corp., 8.125%, 09/15/2018	300,000	271,500
		2,083,962

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.33% – Continued

General Industrial Manufacturing – 0.98%
CNH Industrial America LLC,
7.25%, 01/15/2016	$250,000	$260,000
6.25%, 11/01/2016	525,000	555,187
SPX Corp., 6.875%, 09/01/2017	50,000	54,625
		869,812
Healthcare – 14.28%
Air Medical Group Holdings, Inc.,
9.25%, 11/01/2018	450,000	474,750
Alere, Inc., 7.25%, 07/01/2018	450,000	479,812
Biomet, Inc.,
6.50%, 08/01/2020	300,000	318,750
6.50%, 10/01/2020	700,000	736,750
Capsugel S.A., 7.00%, 05/15/2019 (b)(c)	300,000	305,437
CHS/Community Health Systems, Inc.,
5.125%, 08/15/2018	500,000	516,875
8.00%, 11/15/2019	400,000	426,000
DaVita HealthCare Partners, Inc.,
6.625%, 11/01/2020	500,000	525,312
Endo Finance, LLC/Endo Finco, Inc.,
7.00%, 07/15/2019 (c)	550,000	575,437
7.00%, 12/15/2020 (c)	400,000	418,500
Fresenius US Finance II, Inc.,
9.00%, 07/15/2015 (c)	500,000	512,500
HCA Holdings, Inc., 6.50%, 02/15/2016	800,000	831,080
IASIS Healthcare, LLC/IASIS Capital Corp.,
8.375%, 05/15/2019	475,000	495,188
Jaguar Holding Co. I,
9.375%, 10/15/2017 (a)(c)	650,000	666,250
Mallinckrodt International Finance S.A.,
3.50%, 04/15/2018 (b)	425,000	420,750
MedAssets, Inc., 8.00%, 11/15/2018	506,000	530,035
Salix Pharmaceuticals Ltd.,
6.50%, 01/15/2021 (c)(d)	400,000	444,500
Service Corp. International,
7.00%, 06/15/2017	600,000	657,000
7.625%, 10/01/2018	100,000	116,125

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.33% – Continued

Healthcare – 14.28% – Continued
Tenet Healthcare Corp.,
6.25%, 11/01/2018	$600,000	$652,500
5.00%, 03/01/2019 (c)	250,000	248,750
United Surgical Partners International, Inc.,
9.00%, 04/01/2020	400,000	431,500
Universal Health Services, Inc.,
7.125%, 06/30/2016	100,000	106,625
VPI Escrow Corp., 6.375%, 10/15/2020 (c)	150,000	156,375
VPII Escrow Corp., 6.75%, 08/15/2018 (b)(c)	1,150,000	1,214,688
VRX Escrow Corp., 5.375%,
03/15/2020 (b)(c)	450,000	455,063
		12,716,552
Hotels – 0.59%
Felcor Lodging LP, 6.75%, 06/01/2019	500,000	521,250

Leisure & Entertainment – 0.40%
Royal Caribbean Cruises Ltd.,
7.25%, 06/15/2016 (b)	200,000	213,500
Vail Resorts, Inc., 6.50%, 05/01/2019	138,000	143,089
		356,589
Media – Broadcast – 2.11%
Cumulus Media Holdings, Inc.,
7.75%, 05/01/2019	300,000	295,125
Entercom Radio LLC, 10.50%, 12/01/2019	350,000	381,500
Gannett Co., Inc., 7.125%, 09/01/2018	300,000	311,250
STARZ, LLC/STARZ Financial Corp.,
5.00%, 09/15/2019	400,000	413,000
Townsquare Radio LLC/Inc.,
9.00%, 04/01/2019 (c)	450,000	480,200
		1,881,075
Media – Cable – 4.12%
Cablevision Systems Corp.,
8.625%, 09/15/2017	450,000	507,375
7.75%, 04/15/2018	300,000	334,125

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.33% – Continued

Media – Cable – 4.12% – Continued
CCO Holdings LLC/CCO
Holdings Capital Corp.,
7.25%, 10/30/2017	$244,000	$254,675
7.00%, 01/15/2019	575,000	599,437
CSC Holdings LLC, 7.625%, 07/15/2018	200,000	226,250
DISH DBS Corp.,
7.125%, 02/01/2016	300,000	312,375
4.25%, 04/01/2018	750,000	755,625
GCI, Inc., 8.625%, 11/15/2019	525,000	551,250
Videotron, 6.375%, 12/15/2015 (b)	125,000	125,127
		3,666,239
Media Diversified & Services – 0.44%
Clear Channel Worldwide Holdings, Inc.,
7.625%, 03/15/2020	175,000	185,063
IAC/InterActiveCorp., 4.875%, 11/30/2018	200,000	207,000
		392,063
Metals & Mining Excluding Steel – 1.52%
Cloud Peak Energy Resources LLC/
Cloud Peak Energy Finance Corp.
8.50%, 12/15/2019	175,000	175,875
FMG Resources, 6.00%, 04/01/2017 (b)(c)	300,000	296,438
Novelis, Inc.,
8.375%, 12/15/2017 (b)	200,000	209,250
8.75%, 12/15/2020 (b)	625,000	672,656
		1,354,219
Non-Food & Drug Retailers – 0.70%
Family Tree Escrow LLC,
5.25%, 03/01/2020 (c)	450,000	473,625
Jo-Ann Stores, Inc., 8.125%, 03/15/2019 (c)	150,000	151,125
		624,750
Oil & Gas – 4.55%
CGG Veritas, 7.75%, 05/15/2017 (b)	40,000	38,200

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.33% – Continued

Oil & Gas – 4.55% – Continued
Chesapeake Energy Corp.,
3.25%, 03/15/2016	$200,000	$200,250
6.50%, 08/15/2017	100,000	105,750
3.525%, 04/15/2019 (a)	200,000	193,000
Exterran Holdings, Inc., 7.25%, 12/01/2018	500,000	507,500
Kodiak Oil & Gas Corp.,
8.125%, 12/01/2019 (b)	650,000	684,125
Linn Energy LLC/Linn Energy Finance Corp.,
8.625%, 04/15/2020	500,000	428,750
North Atlantic Drilling Ltd.,
6.25%, 02/01/2019 (b)(c)	200,000	145,000
QEP Resources, Inc., 6.05%, 09/01/2016	150,000	152,250
Seadrill Ltd., 6.125%, 09/15/2017 (b)(c)(d)	250,000	212,500
Seventy Seven Operating LLC,
6.63%, 11/15/2019	200,000	151,500
SM Energy Co., 6.625%, 02/15/2019	600,000	610,500
Trinidad Drilling Ltd.,
7.875%, 01/15/2019 (b)(c)	500,000	467,500
WPX Energy, Inc., 5.25%, 01/15/2017	150,000	151,500
		4,048,325
Packaging – 1.69%
Ardagh Packaging,
3.271%, 12/15/2019 (a)(b)(c)	400,000	391,500
Beverage Packaging Holdings II,
5.625%, 12/15/2016 (b)(c)	150,000	150,937
Exopack Holding Corp.,
10.00%, 06/01/2018 (c)	204,000	216,240
Greif, Inc., 6.75%, 02/01/2017	250,000	267,813
Owens-Brockway Glass Container, Inc.,
7.375%, 05/15/2016	450,000	478,350
		1,504,840
Real Estate Development & Management – 1.09%
Realogy Group LLC, 7.625%, 01/15/2020 (c)	900,000	973,125

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.33% – Continued

Steel Producers & Products – 0.38%
United States Steel Corp.,
6.05%, 06/01/2017	$325,000	$340,438

Support – Services – 6.13%
Alliance Data Systems Corp.,
5.25%, 12/01/2017 (c)	543,000	564,720
Aramark Services, Inc., 5.75%, 03/15/2020	750,000	785,625
Avis Budget Car Rental, LLC/
Avis Budget Finance, Inc.,
4.875%, 11/15/2017	350,000	360,500
Carlson Travel Holdings, Inc.,
7.50%, 08/15/2019 (c)	200,000	203,000
Hertz Corp., 6.75%, 04/15/2019	875,000	907,812
Interactive Data Corp.,
5.875%, 04/15/2019 (c)	150,000	152,250
Iron Mountain, Inc., 7.75%, 10/01/2019	750,000	801,562
Safway Group Holdings,
7.00%, 05/15/2018 (c)	475,000	472,625
ServiceMaster Co.,
8.00%, 02/15/2020	204,000	216,240
7.00%, 08/15/2020	100,000	106,750
TransUnion Holding Co., Inc.,
9.625%, 06/15/2018	100,000	101,188
United Rentals North America, Inc.,
5.75%, 07/15/2018	750,000	782,063
		5,454,335
Technology – 3.83%
CDW LLC, 8.50%, 04/01/2019	314,000	327,345
First Data Corp.,
7.375%, 06/15/2019 (c)	675,000	707,062
6.75%, 11/01/2020 (c)	350,000	373,625
Infor (US), Inc.,
11.50%, 07/15/2018	600,000	650,250
9.375%, 04/01/2019	325,000	348,904
SunGard Data Systems, Inc.,
7.375%, 11/15/2018	99,000	103,084
7.625%, 11/15/2020	775,000	822,469

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.33% – Continued

Technology – 3.83% – Continued
Syniverse Holdings, Inc.,
9.125%, 01/15/2019	$75,000	$74,250
		3,406,989
Telecommunications – Satellites – 2.53%
Hughes Satellite Systems Corp.,
6.50%, 06/15/2019	650,000	708,500
Intelsat Jackson Holdings S.A.
7.25%, 04/01/2019 (b)	800,000	832,200
Telesat CDA/Telesat LLC, 6.00%,
05/15/2017 (b)(c)	700,000	713,825
		2,254,525
Telecommunications – Wireline/Wireless – 7.21%
CenturyLink, Inc., 6.00%, 04/01/2017	100,000	106,875
Cincinnati Bell, Inc., 8.75%, 03/15/2018	264,000	270,930
Frontier Communications Corp.,
8.25%, 04/15/2017	600,000	663,750
Level 3 Financing, Inc.,
3.826%, 01/15/2018 (a)	150,000	151,688
9.375%, 04/01/2019	200,000	209,376
8.125%, 07/01/2019	225,000	237,656
8.625%, 07/15/2020	650,000	707,687
Numericable Group S.A.,
4.875%, 05/15/2019 (b)(c)	200,000	199,750
Paetec Holding Corp., 9.875%, 12/01/2018	750,000	793,875
SBA Communications Corp.,
5.625%, 10/01/2019	400,000	423,800
Sprint Communications, Inc.,
6.00%, 12/01/2016	100,000	104,587
8.375%, 08/15/2017	25,000	27,219
9.00%, 11/15/2018 (c)	650,000	747,500
T-Mobile USA, Inc., 6.464%, 04/28/2019	850,000	878,688
Windstream Corp., 7.875%, 11/01/2017	125,000	135,938
Zayo Group LLC/Zayo Capital, Inc.
8.125%, 01/01/2020	720,000	761,850
		6,421,169

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

	Principal	Fair
	Amount	Value

CORPORATE BONDS – 78.33% – Continued

Utilities – Electric – 1.70%
AES Corp.,
8.00%, 10/15/2017	$200,000	$231,750
3.262%, 06/01/2019 (a)	150,000	149,625
Dynegy Finance I, Inc./Dynegy
Finance II, Inc., 6.75%, 11/01/2019 (c)	200,000	207,250
Ipalco Enterprises, Inc.,
7.25%, 04/01/2016 (c)	125,000	131,250
NRG Energy, Inc.,
7.625%, 01/15/2018	500,000	551,875
8.25%, 09/01/2020	225,000	239,344
		1,511,094
Utilities – Gas – 5.07%
AmeriGas Finance LLC / AmeriGas
Finance Corp., 6.75%, 05/20/2020	250,000	264,375
AmeriGas Partners LP, 6.25%, 08/20/2019	575,000	599,437
Crestwood Midstream Partners,
7.75%, 04/01/2019	550,000	571,642
Genesis Energy LP/Genesis Energy
Finance Corp., 7.875%, 12/15/2018	425,000	437,750
NGL Energy Partners LP,
5.125%, 07/15/2019	300,000	295,500
NuStar Logistics LP, 7.65%, 04/15/2018 (d)	750,000	841,113
Penn Virginia Resource Partners, LP/
Penn Virginia Resource Finance Corp.,
8.375%, 06/01/2020	350,000	383,250
Regency Energy Partners LP,
8.375%, 06/01/2019 (c)	525,000	552,563
Tesoro Logistics LP, 5.50%, 10/15/2019 (c)	550,000	569,250
		4,514,880
TOTAL CORPORATE BONDS
(Cost $69,828,851)		69,747,339

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

SCHEDULE OF INVESTMENTS – Continued
March 31, 2015 (Unaudited)

		Fair
	Shares	Value

SHORT-TERM INVESTMENTS – 4.04%

Money Market Fund – 4.04%
Fidelity Government Portfolio –
Institutional Class (a)(f)	3,597,079	$3,597,079
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,597,079)		3,597,079
Total Investments (Cost $88,105,215) – 98.94%		88,101,766
Other Assets in Excess of Liabilities – 1.06%		942,930
TOTAL NET ASSETS – 100.00%		$89,044,696

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2015.
(b)	U.S. traded security of a foreign issuer.
(c)
Rule 144a Security which is restricted as to resale to institutional investors.  The Fund Advisor has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.  As of March 31, 2015 the value of these investments as $19,132,971 or 21.83% of net assets.

(d)	Represents a step bond. The rate shown represents the rate as of March 31, 2015.
(e)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of March 31, 2015 the value of these investments was $599,061 or 0.67% of total assets.
(f)	Rate shown is the 7-day yield as of March 31, 2015.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

SHENKMAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2015 (Unaudited)

	Shenkman	Shenkman
	Floating	Short
	Rate High	Duration High
	Income Fund	Income Fund
ASSETS:
Investments, at value (cost $281,011,718
and $88,105,215)	$282,775,756	$88,101,766
Cash	2,815,564	84,463
Interest receivable	2,116,192	1,479,507
Receivable for fund shares sold	—	1,420,850
Receivable for securities sold	13,272,516	646,573
Prepaid expenses and other assets	74,129	30,631
Total Assets	301,054,157	91,763,790
LIABILITIES:
Payable for securities purchased	16,443,100	2,415,882
Payable for fund shares redeemed	—	127,516
Accrued administration and accounting expenses	101,566	66,834
Payable to Advisor	92,480	11,653
Distributions payable	12,328	34,001
Accrued transfer agent fees and expenses	9,771	25,842
Accrued compliance fees	2,957	2,977
Accrued custody expenses	2,563	10,003
Distribution fees payable	—	9,063
Accrued service fees	—	1,655
Other accrued expenses and other liabilities	11,146	13,668
Total Liabilities	16,675,911	2,719,094
NET ASSETS	$284,378,246	$89,044,696
NET ASSETS CONSIST OF:
Capital stock	$282,668,324	$89,099,785
Accumulated net investment income	175,758	(3,840)
Accumulated net realized loss on investments	(229,874)	(47,800)
Unrealized net appreciation (depreciation)
on investments	1,764,038	(3,449)
Total Net Assets	$284,378,246	$89,044,696

The accompanying notes are an integral part of these financial statements.

SHENKMAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES – Continued
March 31, 2015 (Unaudited)

	Shenkman	Shenkman
	Floating	Short
	Rate High	Duration High
	Income Fund	Income Fund
NET ASSETS
Class A:
Net assets applicable to outstanding
Class A shares	$—	$1,294,147
Shares issued and outstanding	—	127,860
Net asset value, redemption price per share	$—	$10.12
Maximum offering price per share
(net asset value divided by 97.00%)	$—	$10.43
Class C:
Net assets applicable to outstanding
Class C shares	$—	$2,771,617
Shares issued and outstanding	—	274,472
Net asset value, offering price
and redemption price per share	$—	$10.10
Class F:
Net assets applicable to
outstanding Class F shares	$—	$15,795,500
Shares issued and outstanding	—	1,564,348
Net asset value, offering price
and redemption price per share	$—	$10.10
Institutional Class:
Net assets applicable to outstanding
Institutional Class shares	$284,378,246	$69,183,432
Shares issued and outstanding	28,448,995	6,845,080
Net asset value, offering price
and redemption price per share	$10.00	$10.11

The accompanying notes are an integral part of these financial statements.

SHENKMAN FUNDS

STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2015 (Unaudited)

	Shenkman	Shenkman
	Floating	Short
	Rate High	Duration High
	Income Fund	Income Fund
INVESTMENT INCOME:
Interest income	$5,207,593	$1,493,925
Consent and term loan fee income	60,935	21,855
Total investment income	5,268,528	1,515,780
EXPENSES:
Investment advisory fees (Note 4)	529,717	207,178
Distribution fees – Class A	—	676
Distribution fees – Class C	—	12,781
Service fees – Class A	—	270
Service fees – Class C	—	1,278
Service fees – Class F	—	6,557
Administration and accounting fees (Note 4)	137,371	98,011
Custody fees (Note 4)	68,657	7,462
Transfer agent fees and expenses (Note 4)	13,491	38,583
Federal and state registration fees	11,072	31,093
Audit fees	7,587	11,676
Chief Compliance Officer fees and expenses (Note 4)	4,118	4,488
Trustees’ fees and expenses	3,449	3,990
Legal fees	3,432	3,740
Insurance expense	—	1,159
Other expenses	7,975	10,982
Total expenses before reimbursement
from Advisor	786,869	439,924
Expense reimbursement from Advisor (Note 4)	(214,775)	(173,515)
Net expenses	572,094	266,409
NET INVESTMENT INCOME	4,696,434	1,249,371
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(229,874)	(28,184)
Change in unrealized
appreciation (depreciation) on investments	1,764,038	440,335
Net realized and unrealized gain on investments	1,534,164	412,151
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$6,230,598	$1,661,522

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

October 15, 2014(1)
through
March 31, 2015
OPERATIONS:
Net investment income	$4,696,434
Net realized loss on investments	(229,874)
Change in unrealized appreciation on securities	1,764,038
Net increase in net assets resulting from operations	6,230,598
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Institutional Class	(4,520,676)
Total distributions	(4,520,676)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Institutional Class	279,947,448
Proceeds from shares issued to
holders in reinvestment of dividends:
Institutional Class	4,480,931
Cost of shares redeemed:
Institutional Class	(1,760,055)
Net increase in net assets derived from capital share transactions	282,668,324
TOTAL INCREASE IN NET ASSETS	284,378,246
NET ASSETS:
Beginning of period	—
End of period	$284,378,246
Accumulated net investment income, end of period	$175,758
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Institutional Class	28,178,497
Shares issued to holders as reinvestment of dividends:
Institutional Class	449,321
Shares redeemed:
Institutional Class	(178,823)
Net increase in shares outstanding	28,448,995

(1)    Commencement of operations of the Fund was October 15, 2014.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	Six Months
	Ended	Year Ended
	March 31, 2015	September 30,
	(Unaudited)	2014(1)
OPERATIONS:
Net investment income	$1,249,371	$1,200,486
Net realized gain (loss) on investments	(28,184)	171,518
Change in unrealized appreciation (depreciation)
on securities	440,335	(574,166)
Net increase in net assets resulting from operations	1,661,522	797,838
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(7,511)	(51,052)
Class C	(29,661)	(11,371)
Class F	(225,570)	(23,980)
Institutional Class	(1,012,010)	(1,198,572)
Net realized gain:
Class A	(988)	(75)
Class C	(5,520)	—
Class F	(27,699)	(11)
Institutional Class	(114,885)	(33,955)
Total distributions	(1,423,844)	(1,319,016)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	1,017,555	9,642,191
Class C	661,899	2,169,908
Class F	12,985,926	9,380,284
Institutional Class	32,173,373	31,821,644
Proceeds from shares issued to holders
in reinvestment of dividends:
Class A	8,453	50,992
Class C	35,181	11,371
Class F	253,237	23,990
Institutional Class	952,296	918,635
Cost of shares redeemed:
Class A	(392,564)	(9,058,715)
Class C	(17,278)	(66,009)
Class F	(5,755,242)	(1,054,221)
Institutional Class	(15,073,990)	(9,989,692)

(1)	Commencement of operations for Class C shares was January 28, 2014.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS – Continued

	Six Months
	Ended	Year Ended
	March 31, 2015	September 30,
	(Unaudited)	2014(1)
CAPITAL SHARE TRANSACTIONS – Continued:
Redemption fees retained:
Class A	$—	$1
Class C	—	—
Class F	—	—
Institutional Class	101	7
Net increase in net assets derived from
capital share transactions	26,848,947	33,850,386
TOTAL INCREASE IN NET ASSETS	27,086,625	33,329,208
NET ASSETS:
Beginning of period	61,958,071	28,628,863
End of period	$89,044,696	$61,958,071
Accumulated net investment
income (loss), end of period	$(3,840)	$21,541
CHANGES IN SHARES OUTSTANDING:
Shares sold:
Class A	100,563	943,338
Class C	65,646	212,410
Class F	1,288,141	922,869
Institutional Class	3,199,516	3,116,722
Shares issued to holders as reinvestment of dividends:
Class A	838	5,004
Class C	3,495	1,120
Class F	25,146	2,378
Institutional Class	94,476	90,176
Shares redeemed:
Class A	(38,734)	(890,288)
Class C	(1,716)	(6,483)
Class F	(571,408)	(103,775)
Institutional Class	(1,499,454)	(978,091)
Net increase in shares outstanding	2,666,509	3,315,380

(1)    Commencement of operations for Class C shares was January 28, 2014.

The accompanying notes are an integral part of these financial statements.

SHENKMAN FLOATING RATE HIGH INCOME FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period
Institutional Class
	October 15, 2014*
	through
	March 31, 2015
PER SHARE DATA:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.19
Net realized and unrealized gains on securities	(0.01)
Total from investment operations	0.18

Less Distributions:
Dividends from net investment income	(0.18)
Total distributions	(0.18)

Net asset value, end of period	$10.00

TOTAL RETURN	1.85	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$284,378
Ratio of expenses to average net assets:
Before advisory fee waiver	0.74	%‡
After advisory fee waiver	0.54	%‡
Ratio of net investment income to average net assets:
Before advisory fee waiver	4.24	%‡
After advisory fee waiver	4.44	%‡
Portfolio turnover rate	37	%†

*	Commencement of operations for shares was October 15, 2014.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period
Class A
				October 31, 2012*
	Six Months Ended			through
	March 31, 2015		September 30,	September 30,
	(Unaudited)		2014	2013
PER SHARE DATA:
Net asset value,
beginning of period	$10.10		$10.12	$10.00

Income from
investment operations:
Net investment income	0.14		0.30	0.25
Net realized and unrealized
gains on securities	0.05		(0.01)	0.13
Total from
investment operations	0.19		0.29	0.38

Less Distributions:
Dividends from
net investment income	(0.15)		(0.30)	(0.26)
Dividends from net realized gains	(0.02)		(0.01)	—
Total distributions	(0.17)		(0.31)	(0.26)

Net asset value, end of period	$10.12		$10.10	$10.12

TOTAL RETURN	1.89	%†	2.92%	3.79	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (thousands)	$1,294		$658	$72
Ratio of expenses
to average net assets:
Before advisory fee waiver	1.46	%‡	1.73%	2.34	%‡
After advisory fee waiver	1.00	%‡	1.00%	1.00	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	2.50	%‡	1.84%	1.56	%‡
After advisory fee waiver	2.96	%‡	2.56%	2.90	%‡
Portfolio turnover rate	24	%†	57%	78	%†

*	Commencement of operations for shares was October 31, 2012.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period
Class C
			January 28,
			2014*
	Six Months Ended		through
	March 31, 2015		September 30,
	(Unaudited)		2014
PER SHARE DATA:
Net asset value, beginning of period	$10.08		$10.23

Income from investment operations:
Net investment income	0.11		0.18
Net realized and unrealized gains on securities	0.04		(0.14)
Total from investment operations	0.15		0.04

Less Distributions:
Dividends from net investment income	(0.11)		(0.19)
Dividends from net realized gains	(0.02)		—
Total distributions	(0.13)		(0.19)

Net asset value, end of period	$10.10		$10.08

TOTAL RETURN	1.55	%†	0.38	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$2,772		$2,086
Ratio of expenses to average net assets:
Before advisory fee waiver	2.21	%‡	2.49	%‡
After advisory fee waiver	1.75	%‡	1.75	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	1.80	%‡	1.24	%‡
After advisory fee waiver	2.26	%‡	1.98	%‡
Portfolio turnover rate	24	%†	57	%†

*	Commencement of operations for shares was January 28, 2014.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period
Class F
				May 17, 2013*
				through
	Six Months Ended			September 30,
	March 31, 2015		September 30,	2013
	(Unaudited)		2014	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$10.08		$10.11	$10.16

Income from
investment operations:
Net investment income	0.15		0.32	0.12
Net realized and unrealized
gains on securities	0.05		—	(0.04)
Total from
investment operations	0.20		0.32	0.08

Less Distributions:
Dividends from
net investment income	(0.16)		(0.34)	(0.13)
Dividends from net realized gains	(0.02)		(0.01)	—
Total distributions	(0.18)		(0.35)	(0.13)

Net asset value, end of period	$10.10		$10.08	$10.11

TOTAL RETURN	2.14	%†	3.22%	0.77	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (thousands)	$15,796		$8,287	$10
Ratio of expenses
to average net assets:
Before advisory fee waiver	1.21	%‡	1.55%	2.06	%‡
After advisory fee waiver	0.75	%‡	0.75%	0.75	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	2.84	%‡	2.64%	1.83	%‡
After advisory fee waiver	3.30	%‡	3.44%	3.14	%‡
Portfolio turnover rate	24	%†	57%	78	%†

*	Commencement of operations for shares was May 17, 2013.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN SHORT DURATION HIGH INCOME FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period
Institutional Class
				October 31, 2012*
	Six Months Ended			through
	March 31, 2015		September 30,	September 30,
	(Unaudited)		2014	2013
PER SHARE DATA:
Net asset value, beginning of period	$10.08		$10.12	$10.00

Income from
investment operations:
Net investment income	0.17		0.32	0.29
Net realized and unrealized
gains on securities	0.05		—	0.12
Total from
investment operations	0.22		0.32	0.41

Less Distributions:
Dividends from
net investment income	(0.17)		(0.35)	(0.29)
Dividends from net realized gains	(0.02)		(0.01)	—
Total distributions	(0.19)		(0.36)	(0.29)

Net asset value, end of period	$10.11		$10.08	$10.12

TOTAL RETURN	2.19	%†	3.21%	4.12	%†

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (thousands)	$69,183		$50,927	$28,547
Ratio of expenses
to average net assets:
Before advisory fee waiver	1.11	%‡	1.60%	2.00	%‡
After advisory fee waiver	0.65	%‡	0.65%	0.65	%‡
Ratio of net investment income
to average net assets:
Before advisory fee waiver	2.91	%‡	2.30%	1.83	%‡
After advisory fee waiver	3.37	%‡	3.25%	3.18	%‡
Portfolio turnover rate	24	%†	57%	78	%†

*	Commencement of operations for shares was October 31, 2012.
†	Not Annualized.
‡	Annualized.

The accompanying notes are an integral part of these financial statements.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS
March 31, 2015 (Unaudited)
NOTE 1 – ORGANIZATION

The Shenkman Short Duration High Income Fund (the “Short Duration High Income Fund”) and the Shenkman Floating Rate High Income Fund (the “Floating Rate High Income Fund”)(each a “Fund” and together, the “Funds”) are diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Short Duration High Income Fund commenced operations on October 31, 2012. The Floating Rate High Income Fund commenced operations on October 15, 2014. The primary investment objective of the Funds is to seek a high level of current income.

Currently, the Short Duration High Income Fund offers the Class A, Class C, Class F, and Institutional Class shares.  Class F shares became available for purchase on May 17, 2013, while Class C shares became available for purchase on January 28, 2014.

The Floating Rate High Income Fund offers Institutional Class shares. Institutional Class shares became available for purchase on October 15, 2014. The initial purchase included a transfer in-kind of securities and cash. The transfer in-kind was nontaxable, whereby the Fund issued 12,974,119 shares on October 15, 2014. The fair value and cost of securities received by the Fund was $129,013,756 and $130,797,819 respectively. In addition, the Fund received $727,433 of cash and interest receivable. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Each class of shares differs principally in its respective distribution expenses and sales charges.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2015 (Unaudited)

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in on returns for the Fund’s open tax year ended 2014, or expected to be taken in the Funds’ 2015 tax returns.  Each Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Securities Transactions, Income, and Distributions – Securities transactions are accounted for on the trade date.  Securities sold are determined on a specific identification process.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Each Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Funds’ shares based upon its relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to that Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to the Funds are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).

Securities Purchased on a When-Issued Basis – The Funds may purchase securities on a when-issued basis, for payment and delivery at a later date, generally within one month. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is thereafter reflected in the Fund’s NAV. During the period between purchase and settlement, no payment is made by the Funds and no interest accrues to the

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2015 (Unaudited)

Funds. At the time of settlement, the market value of the security may be more or less than the purchase price.

Redemption Fees – The Funds charge a 1% redemption fee to shareholders who redeem shared held for 30 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Events Subsequent to the Fiscal Period End – In preparing the financial statements as of March 31, 2015, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements.

Derivatives – The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s result of operations and financial position.  During the period ended March 31, 2015 the Funds did not hold any derivative instruments.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  As of September 30, 2014, the Funds’ most recent fiscal year, the Funds made the following permanent tax adjustments on the Statement of Assets & Liabilities:

	Undistributed Net	Accumulated
	Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Short Duration High
Income Fund	$34,557	$(34,557)	$(0)
Floating Rate High Income Fund	$ —	$ —	$—

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2015 (Unaudited)

disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in Level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2015 (Unaudited)

Short-Term Securities – Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of March 31, 2015, Shenkman Capital Management, Inc. (the “Adviser”) has determined that all Rule 144A securities held by the Fund are considered liquid.  See the Schedule of Investments for additional information.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2015:

Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan
Obligations	$—	$14,757,348	$—	$14,757,348
Corporate Bonds	—	69,747,339	—	69,747,339
Total Fixed Income	—	84,504,687	—	84,504,687
Short-Term
Investments	3,597,079	—	—	3,597,079
Total Investments	$3,597,079	$84,504,687	$—	$88,101,766

Refer to the Fund’s Schedule of Investment for a detailed break-out of securities.  Transfers between levels are recognized at March 31, 2015, the end of the reporting period.  The Fund recognized no transfers between levels. There were no Level 3 securities held in the Fund during the period ended March 31, 2015.

Floating Rate High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Bank Loan
Obligations	$—	$235,502,080	$—	$235,502,080
Corporate Bonds	—	45,031,238	—	45,031,238
Total Fixed Income	—	280,533,318	—	280,533,318
Short-Term
Investments	2,242,438	—	—	2,242,438
Total Investments	$2,242,438	$280,533,318	$—	$282,775,756

Refer to the Fund’s Schedule of Investment for a detailed break-out of securities.  Transfers between levels are recognized at March 31, 2015, the end of the reporting period.  The Fund recognized no transfers between levels. There were no Level 3 securities held in the Fund during the period ended March 31, 2015.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Shenkman Capital Management, Inc. pursuant to which the Adviser is responsible for providing investment management services to each Fund.  The Adviser

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2015 (Unaudited)

furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, Shenkman Capital Management, Inc. is entitled to a fee, computed daily and payable monthly.  The Funds each pay fees calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets.  For the period ended March 31, 2015, the Short Duration High Income Fund and the Floating Rate High Income Fund incurred $207,178 and $529,717, respectively, in advisory fees. Advisory fees payable to the Adviser at March 31, 2015 for the Short Duration High Income Fund and the Floating Rate High Income Fund  were $11,653 and $92,480, in that order.

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Funds to the extent necessary to limit the Funds’ aggregate annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest, dividends in securities sold short, and extraordinary expenses) to the following amounts of the average daily net assets for each class of shares:

Short Duration High Income Fund:

Class A	1.00%
Class C	1.75%
Class F	0.75%
Institutional Class	0.65%

Floating Rate High Income Fund:

Institutional Class	0.54%

Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund’s expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the period ended March 31, 2015, the Adviser reduced its fees in the amount of $173,515 for the Short Duration High Income Fund and in the amount of $214,775 for the Floating Rate High Income Fund.  No amounts were reimbursed to the Adviser for either Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2015 (Unaudited)

	2016	2017	2018	Total
Short Duration High
Income Fund	$238,526	$350,708	$173,515	$762,749
Floating Rate High
Income Fund	$ —	$ —	$214,775	$214,775

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as each of the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Funds.  U.S. Bank N.A. an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the period ended March 31, 2015, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

	Short Duration	Floating Rate
	High Income Fund	High Income Fund
Administration & accounting	$98,011	$137,371
Custody	$ 7,462	$ 68,657
Transfer agency(a)	$38,583	$ 13,491
Chief Compliance Officer	$ 4,488	$ 4,118

(a) Does not include out-of-pocket expenses

At March 31, 2015, the Funds had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	Short Duration	Floating Rate
	High Income Fund	High Income Fund
Administration & accounting	$66,834	$101,566
Custody	$10,003	$ 2,563
Transfer agency(a)	$25,842	$ 9,771
Chief Compliance Officer	$ 2,997	$ 2,957

(a) Does not include out-of-pocket expenses

Quasar Distributors, LLC (the “Distributor”) acts as each of the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are employees of the Administrator.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2015 (Unaudited)

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Short Duration High Income Fund adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares and up to 1.00% of the average net assets of the Fund’s Class C shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended March 31, 2015, the Short Duration High Income Fund incurred distribution expenses on their Class A and Class C shares of $676 and $12,781, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Short Duration High Income Fund entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, the Short Duration High Income Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Class A, Class C, and Class F shares.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Short Duration High Income Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended March 31, 2015, the Class A, Class C and Class F shares of the Short Duration High Income Fund incurred $270, $1,278 and $6,557, respectively, in shareholder servicing fees.

SHENKMAN FUNDS

NOTES TO FINANCIAL STATEMENTS – Continued
March 31, 2015 (Unaudited)

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2015, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Purchases	Sales
Short Duration High Income Fund	$42,489,809	$16,945,033
Floating Rate High Income Fund	$366,575,009	$85,812,669

There were no purchases or sales of U.S. government obligations during the period ended March 31, 2015.

NOTE 8 – LINE OF CREDIT

The Shenkman Short Duration High Income Fund has a $2,000,000 line of credit, and the Shenkman Floating Rate High Income Fund has a $50,000,000 line of credit.  They are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with its custodian bank, U.S. Bank, N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate.  During the six month period ended March 31, 2015, the Funds did not have any borrowings outstanding under the line of credit.

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended March 31, 2015 and September 30, 2014 were as follows:

Short Duration High Income Fund
	Period Ended	Year Ended
	March 31, 2015	September 30, 2014
Ordinary income	$1,274,752	$1,319,016
Realized gains	149,092	—
Total distributions Paid	$1,423,844	$1,319,016

Floating Rate High Income Fund
	Period Ended	Year Ended
	March 31, 2015	September 30, 2014
Ordinary income	$4,520,676	$—
Total distributions Paid	$4,520,676	$—

SHENKMAN FLOATING RATE HIGH INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
March 31, 2015 (Unaudited)

At a meeting held on June 19-20, 2014, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the initial investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Shenkman Capital Management, Inc. (the “Advisor”) for the Shenkman Floating Rate High Income Fund (the “Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.

A majority of the Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor that would be involved in the day-to-day activities of the Fund, noting that the Advisor currently serves as investment adviser to another mutual fund within the Trust.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, the Advisor’s compliance record and the Advisor’s business continuity plan.  The Board also considered the Advisor’s business plan, noting that the Advisor currently manages a private investment fund with substantially similar objectives, policies, strategies and risks as the Fund.  After discussion, the Board concluded that the Advisor has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Lipper peer group, as well as the fees and expenses for similar types of accounts managed by the Advisor.  The Board viewed such information as a whole as useful in assessing whether the Advisor would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waiver.

SHENKMAN FLOATING RATE HIGH INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2015 (Unaudited)

The Board noted that the Advisor was agreeing to waive its advisory fees and reimburse the Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio, excluding acquired fund fees and expenses, of 0.54% for Institutional Class shares of the Fund (the “Expense Cap”).

The Board noted that the Fund’s expected total operating expenses were below the peer group median and average.  The Board noted that the expected contractual advisory fee of the Fund was below the peer group median and average.  The Board also considered that the expected contractual advisory fee of the Fund was in line with the management fee charged by the Advisor to its other accounts, including its private investment fund, with substantially similar objectives, policies, strategies and risks as the Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fee and concluded that, at this time, the fees to be paid to the Advisor were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the Fund grew.  The Board noted that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that the Fund does not exceed the Expense Cap.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the expected profitability to the Advisor from its relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the Advisor from advising the Fund, such as benefits received in exchange for Rule 12b-1 fees and the use of soft dollars.  The Board considered the estimated profitability to the Advisor from its relationship with the Fund and considered any additional benefits that may be derived by the Advisor from its relationship with the Fund.  After such review, the Board determined that the expected profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor should be able to obtain adequate funding to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Fund.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

SHENKMAN SHORT DURATION HIGH INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
March 31, 2015 (Unaudited)

At a meeting held on December 2-4, 2014, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Shenkman Capital Management, Inc. (the “Advisor”) for another annual term for the Shenkman Short Duration High Income Fund (the “Fund”).  At this meeting, and at a prior meeting held on October 15-16, 2014, the Board received and reviewed substantial information regarding the Fund, the Advisor, and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of the Fund as of July 31, 2014 on both an absolute basis and in comparison to appropriate securities benchmarks and its peer

SHENKMAN SHORT DURATION HIGH INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2015 (Unaudited)

funds utilizing Lipper and Morningstar classifications.  In reviewing the performance of the Fund, the Board noted that the Fund was relatively new with less than two years of performance information.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund may differ significantly from funds in the peer universe.  In particular, the Board took into account that many funds in the comparative peer group had significantly longer durations than the Fund.

The Board noted that the Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for the one-year and since inception periods.
The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below the peer group median and average for the one-year and since inception periods.

The Board also considered any differences in performance between similarly managed accounts and the performance of the Fund, and reviewed the performance of the Fund against broad-based securities market benchmarks and short duration high yield funds identified by the Advisor as a more appropriate peer group than the peer funds in the Fund’s Lipper and Morningstar classifications.  The Board took into account that when compared to a more narrow universe of short duration high yield funds, the Fund’s performance was competitive.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the appropriateness of the advisory fee, the Board considered the level of the fee itself as well as the total fees and expenses of the Fund.  The Board reviewed information as to the fees and expenses of advisers and funds within the relevant peer funds, as well as fees charged by the Advisor for similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board also took into consideration the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the fees charged to the Fund were generally within the range of the fees charged by the Advisor to its similarly managed account clients, and to the extent fees charged to

SHENKMAN SHORT DURATION HIGH INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2015 (Unaudited)

the Fund were higher than for similarly managed accounts, it was largely a reflection of the specific facts and circumstances of the separate account client, including, among other factors, the complexity of the client, assets under management (“AUM”), related accounts under management and the anticipated future AUM to be placed under management with the Advisor, and the Advisor’s greater outlay of internal resources to provide reporting, account maintenance and compliance services to the Fund.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio for the Fund of 1.00% for Class A shares, 1.75% for Class C shares, 0.75% for Class F shares, and 0.65% for Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s total expense ratio, with regard to the Institutional Class shares and Class F shares was below the peer group median and average, with regard to the Class A shares was above the peer group median and below the peer group average, and with regard to the Class C shares was above the peer group median and average.  The Board also noted that the Fund’s contractual advisory fee was slightly below its peer group median and average, and the same as the peer group median and slightly below the peer group average when the Fund’s peer group was adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the payment of Fund expenses necessary to maintain the Expense Caps, the Advisor received no advisory fees from the Fund.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any

SHENKMAN SHORT DURATION HIGH INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Continued
March 31, 2015 (Unaudited)

additional benefits derived by the Advisor from its relationship with the Fund, such as Rule 12b-1 fees and shareholder servicing plan fees received from the Fund.  The Board also considered that the Fund does not utilize “soft dollar” benefits that may be received by the Advisor in exchange for Fund brokerage.  The Board also reviewed information indicating that although several of the Advisor’s existing advisory clients (or affiliates of such clients) have direct investments in the Fund, none of the Advisor’s separately managed accounts are invested in the Fund, and therefore the Advisor was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Shenkman Short Duration High Income Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangement with the Advisor, including the advisory fee, was fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Shenkman Short Duration High Income Fund would be in the best interest of the Fund and its shareholders.

SHENKMAN FUNDS

NOTICE TO SHAREHOLDERS
March 31, 2015 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2014

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 is available without charge, upon request, by calling 1-855-SHENKMAN (1-855-743-6562). Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-SHENKMAN (1-855-743-6562).

Trustees and Officers

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-855-SHENKMAN (1-855-743-6562) or by visiting the Fund’s website at www.shenkmanfunds.com.

Householding

In an effort to decrease costs, the Transfer Agent intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SHENKMAN (1-855-743-6562) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Adviser
Shenkman Capital Management, Inc.
461 Fifth Avenue, 22nd Floor
New York, NY  10017

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(877) 273-8635

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022-3205

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*        /s/Douglas G. Hess
Douglas G. Hess, President

Date     June 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Douglas G. Hess
Douglas G. Hess, President

Date     June 9, 2015

By (Signature and Title)*        /s/Cheryl L. King
Cheryl L. King, Treasurer

Date     June 9, 2015

* Print the name and title of each signing officer under his or her signature.